DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME - Disclosure of results of discontinued operations (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 06, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues		$ 54,335	$ 34,053	[1]	$ 15,890
Cost of revenues		43,044	25,458	[1]	7,081
Gross profit		11,291	8,595	[1]	8,809
Fair value adjustments:
Unrealized change in fair value of biological assets		(315)	6,308	[1]	11,781
Realized fair value adjustments on inventory sold in the year		(1,814)	(8,570)	[1]	(10,122)
Total fair value adjustments		(2,129)	(2,262)	[1]	1,659
Gross profit after fair value adjustments		9,162	6,333	[1]	10,468
General and administrative expenses		21,460	17,221	[1]	11,549
Selling and marketing expenses		11,473	6,725	[1]	3,782
Restructuring expenses		4,383	0	[1]	0
Share-based compensation		2,637	5,422	[1]	3,382
Total operating expenses		39,953	29,368	[1]	18,713
Operating loss		(30,791)	(23,035)	[1]	(8,245)
Finance expenses, net		4,731	22,871	[1]	(20,227)
Loss before income taxes		(26,060)	(164)	[1]	(28,472)
Income tax expense (benefit)		(1,138)	500	[1]	262
Net loss from discontinued operations, net of tax		(166,379)	(17,854)	[1]	$ 0
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 28,171		20,247
Cost of revenues	24,227		16,960
Gross profit	3,944		3,287
Fair value adjustments:
Unrealized change in fair value of biological assets	399		902
Realized fair value adjustments on inventory sold in the year	(2,528)	$ (2,528)	(226)
Total fair value adjustments	(2,129)		676
Gross profit after fair value adjustments	1,815		3,963
General and administrative expenses	38,464		14,998
Selling and marketing expenses	4,912		2,270
Restructuring expenses	4,506		0
Share-based compensation	1,130		2,049
Impairment of goodwill, intangible assets, right-of-use assets and fixed assets	115,112		0
Total operating expenses	164,124		19,317
Operating loss	(162,309)		(15,354)
Finance expenses, net	(5,264)		(2,495)
Loss before income taxes	(167,573)		(17,849)
Income tax expense (benefit)	(1,194)		5
Net loss from discontinued operations, net of tax	$ (166,379)		$ (17,854)

[1]	Reclassified in respect of discontinued operations - see Note 24.